Condensed Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012
REVENUE	$ 3,215,926	$ 2,530,998	$ 3,215,926	$ 15,101,281	$ 2,530,998	$ 8,130,749
COST OF GOODS SOLD			2,430,012	12,340,975	1,738,493	5,017,333
GROSS PROFIT			785,914	2,760,306	792,505	3,113,416
OPERATING EXPENSES
General and administrative expenses			823,643	2,738,038	553,109	2,357,209
Payroll and employee benefits			880,937	2,546,232	606,013	1,901,081
Wind farm management expenses			113,784	357,762	103,155	395,732
Total operating expenses			1,818,364	5,642,032	1,262,277	4,654,022
OPERATING INCOME (LOSS)	(1,032,450)	(469,772)	(1,032,450)	(2,881,726)	(469,772)	(1,540,606)
OTHER INCOME (EXPENSE)
Interest income			184	3,061	1,612	17,429
Interest expense			(204,182)	(831,191)	(209,019)	(911,534)
Gain (loss) on fair value of interest rate swap			(74,673)	663,509	94,157	(111,010)
Total other income (expense), net	(278,671)	(113,250)	(278,671)	(164,621)	(113,250)	(1,405,115)
INCOME (LOSS) BEFORE INCOME TAXES			(1,311,121)	(3,046,347)	(583,022)	(2,945,721)
NET INCOME (LOSS)			(1,311,121)	(3,046,347)	(583,022)	(2,945,721)
LESS NET INCOME (LOSS) ATTRIBUTABLE TO NONCONTROLLING INTEREST			(366,236)	222,618	6,067	(130,369)
NET INCOME (LOSS) ATTRIBUTABLE TO JUHL ENERGY, INC.			(944,885)	(3,268,965)	(589,089)	(2,815,352)
PREFERRED DIVIDENDS			111,141	760,145	100,450	710,440
NET INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCKHOLDERS			$ (1,056,026)	$ (4,029,110)	$ (689,539)	$ (3,525,792)
WEIGHTED AVERAGE SHARES
OUTSTANDING - BASIC & DILUTED (in Shares)			24,580,883	23,513,996	23,174,302	22,474,217
NET INCOME (LOSS) PER SHARE
BASIC & DILUTED (in Dollars per share)			$ (0.04)	$ (0.17)	$ (0.03)	$ (0.16)